Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Earnings Per Share [Abstract]
Effect of treasury shares and non-vested restricted stock excluded from basic weighted average number of shares outstanding	6,961,632	4,882,625	576,427
Anti-dilutive shares excluded from the calculation of earnings per share	70,447	192,374	375,071